VESSELS AND EQUIPMENT, NET (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2017 USD ($) vessel	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)
Accumulated Depreciation
Depreciation		$ (70,139)	$ (73,321)
LR2 tanker [Member]
Accumulated Depreciation
Number of newbuilding vessels delivered | vessel	2
Suezmax [Member]
Accumulated Depreciation
Number of newbuilding vessels delivered | vessel	2
VLCC Vessels [Member]
Accumulated Depreciation
Number of newbuilding vessels delivered | vessel	1
Vessels and Equipment [Member]
Cost
Beginning balance	$ 1,635,011	1,635,011
Purchase of vessels and equipment		231
Disposal of vessels and equipment		0
Impairment loss		0
Transferred to assets held for sale		0
Transfers from Newbuildings		598,578
Ending balance		2,233,820
Accumulated Depreciation
Beginning balance	$ (157,616)	(157,616)
Depreciation		(34,092)
Impairment loss		0
Ending balance		(191,708)
Net Carrying Value		$ 2,042,112		$ 1,477,395